Financial Risk Management (Details 1) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Trade and other payables	$ 3,976,000,000	$ 5,349,000,000
Borrowings	35,188,000,000	39,922,000,000
Leases liabilities	53,000,000	71,000,000
Total	99,391,000,000	103,529,000,000
Liquidity Risk [Member]
Statement [Line Items]
Trade and other payables	2,023,000,000	4,752,000,000
Borrowings	42,922,000,000	65,340,000,000
Leases liabilities	2,126,000,000	2,252,000,000
Derivative financial instruments	57,000,000	175,000,000
Total	47,128,000,000	72,519,000,000
Liquidity Risk [Member] | Less than 1 year [Member] | Trade and Other Payables [Member]
Statement [Line Items]
Trade and other payables	2,023,000,000	4,504,000,000
Borrowings	7,719,000,000	21,158,000,000
Leases liabilities	93,000,000	79,000,000
Derivative financial instruments	48,000,000	122,000,000
Total	9,883,000,000	25,863,000,000
Liquidity Risk [Member] | Between 1 and 2 years [Member] | Trade and Other Payables [Member]
Statement [Line Items]
Trade and other payables	0	128,000,000
Borrowings	34,945,000,000	3,182,000,000
Leases liabilities	87,000,000	74,000,000
Derivative financial instruments	9,000,000	43,000,000
Total	35,041,000,000	3,427,000,000
Liquidity Risk [Member] | Between 2 and 3 years [Member] | Trade and Other Payables [Member]
Statement [Line Items]
Trade and other payables	0	104,000,000
Borrowings	105,000,000	40,843,000,000
Leases liabilities	89,000,000	77,000,000
Derivative financial instruments	0	10,000,000
Total	194,000,000	41,034,000,000
Liquidity Risk [Member] | Between 3 and 4 years [Member] | Trade and Other Payables [Member]
Statement [Line Items]
Trade and other payables	0	16,000,000
Borrowings	88,000,000	97,000,000
Leases liabilities	90,000,000	82,000,000
Derivative financial instruments	0	0
Total	178,000,000	195,000,000
Liquidity Risk [Member] | More Than 4 Years [Member] | Trade and Other Payables [Member]
Statement [Line Items]
Trade and other payables	0	0
Borrowings	65,000,000	60,000,000
Leases liabilities	1,767,000,000	1,940,000,000
Derivative financial instruments	0	0
Total	$ 1,832,000,000	$ 2,000,000,000